Schedule 1 - Condensed Financial Statements of The Company (Details) - Statements of Shareholders’ Equity In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Common Stock [Member] Parent Company [Member] CNY	Dec. 31, 2011 Common Stock [Member] Parent Company [Member] CNY	Dec. 31, 2013 Common Stock [Member] Parent Company [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] Parent Company [Member] CNY	Dec. 31, 2009 Common Stock [Member] Parent Company [Member] CNY	Dec. 31, 2012 Common Stock [Member] CNY	Dec. 31, 2011 Common Stock [Member] CNY	Dec. 31, 2013 Common Stock [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] Parent Company [Member] USD ($)	Dec. 31, 2009 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2013 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2011 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] Parent Company [Member] USD ($)	Dec. 31, 2009 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] CNY	Dec. 31, 2011 Retained Earnings [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] USD ($)	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Parent Company [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member] Parent Company [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Parent Company [Member] CNY	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Parent Company [Member] USD ($)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member] Parent Company [Member] CNY	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Schedule 1 - Condensed Financial Statements of The Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance, shares (in Shares)	998,861,526	998,861,526			1,002,541,446		998,861,526	998,861,526	1,002,977,326	1,002,541,446	1,002,977,326	998,861,526	998,861,526																												998,861,526	998,861,526
Balance		3,007,907	2,878,995	3,517,063	7,646		$ 1,259	7,624	7,649	7,646	7,649	$ 1,259	7,624	2,284,906	2,272,580		$ 384,882	2,261,849	2,284,906	2,272,580	2,261,849	$ 384,882	705,982	575,472		$ 132,419	874,846	527,542	408,325	738,165	$ 102,233	(104,132)	(101,651)		$ (18,355)	(83,360)	(104,132)	(101,651)	(83,360)	$ (18,355)		2,894,380	2,754,047		3,060,984
Balance as of December 31, 2013 in US$ (in Dollars)	519,807	3,146,762	3,007,907	2,878,995	7,624	7,646	1,259	7,624	7,649	7,624	7,646	1,259	7,624	2,329,962	2,284,906	2,272,580	384,882	2,261,849	2,329,962	2,284,906	2,272,580	384,882	801,625	705,982	575,472	132,419	874,846	618,885	527,542	408,325	102,233	(111,114)	(104,132)	(101,651)	(18,355)	(83,360)	(111,114)	(104,132)	(101,651)	(18,355)	500,205	3,028,097	2,894,380	2,754,047	3,060,984
Net income/loss	16,516	99,984	124,737	(616,537)																			95,643	130,510	(299,374)			95,643	130,510	(299,374)												95,643	130,510	(299,374)
Foreign currency translation	(1,153)	(6,982)	(2,481)	(18,291)																												(6,982)	(2,481)	(18,291)			(6,982)	(2,481)	(18,291)		(1,153)	(6,982)	(2,481)	(18,291)
Exercise of share options (in Shares)			183,380	2,670,340	183,380	2,670,340				183,380	2,670,340
Exercise of share options			348	5,305	1	17				1	17				347	5,288				347	5,288																						348	5,305
Repurchase of ordinary shares (in Shares)					(3,863,300)	(3,106,220)				(3,863,300)	(3,106,220)
Repurchase of ordinary shares			(9,244)	(13,722)	(23)	(20)									(9,221)	(13,702)																											(9,244)	(13,722)
Share-based compensation		45,317	66,878	57,003										44,904	66,878	57,003			45,317	66,878	57,003																					44,904	66,878	57,003
Other														152	(45,678)	(37,858)																										152	(45,678)	(37,858)
Balance, shares (in Shares)	998,861,526	998,861,526	998,861,526		998,861,526	1,002,541,446	998,861,526	998,861,526	1,002,977,326	998,861,526	1,002,541,446	998,861,526	998,861,526																												998,861,526	998,861,526	998,861,526
Balance	$ 519,807	3,146,762	3,007,907	2,878,995	7,624	7,646	$ 1,259	7,624	7,649	7,624	7,646	$ 1,259	7,624	2,329,962	2,284,906	2,272,580	$ 384,882	2,261,849	2,329,962	2,284,906	2,272,580	$ 384,882	801,625	705,982	575,472	$ 132,419	874,846	618,885	527,542	408,325	$ 102,233	(111,114)	(104,132)	(101,651)	$ (18,355)	(83,360)	(111,114)	(104,132)	(101,651)	$ (18,355)	$ 500,205	3,028,097	2,894,380	2,754,047	3,060,984